Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Income Taxes

4. Income Taxes

The Company has incurred net operating losses (“NOLs”) since inception. As of December 31, 2010, the Company had NOL carryforwards available through 2029, of approximately $72.0 million available to offset its future income tax liability. The NOL carryforwards began to expire in 2008. The Company has recorded a valuation allowance for all NOL carryforwards and all deferred tax assets. Utilization of existing NOL carryforwards may be limited in future years based on significant ownership changes. The Company is in the process of analyzing its NOLs and has not determined if it has had any change of control issues that could limit the future use of NOL.

Components of deferred taxes are as follows at December 31 (in thousands):

	2010	2009
Deferred tax assets:
Net operating loss carryforwards	$23,651	$22,218
Deferred tax liabilities:
Intangible assets and other	980	924
	24,631	23,142
Valuation allowance	(24,631)	(23,142)
	$0	$0

The following is a summary of the items that caused recorded income taxes to differ from taxes computed using the statutory federal income tax rate for the years ended December 31:

	2010	2009
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%